Condensed Financial Statements of Parent Company - Statements of Cash Flows (Details)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Condensed Financial Statements Captions [Line Items]
Net cash provided by/(used in) operating activities	¥ (2,367,295,070)	$ (340,040,660)	¥ (434,764,524)	¥ 132,226,406
Cash flows used in investing activities	(1,224,151,603)	(175,838,376)	(72,492,552)	(121,918,529)
Cash flows provided by financing activities	1,768,001,310	253,957,498	2,298,043,751	272,121,039
Effect of exchange rate changes on cash	12,845,762	1,845,178	117,043,158	(4,239,131)
Cash, cash equivalents and restricted cash at the beginning of year	2,186,288,246	314,040,657	278,458,413	268,628
Cash, cash equivalents and restricted cash at the end of year	375,688,645	53,964,297	2,186,288,246	278,458,413
Parent Company
Condensed Financial Statements Captions [Line Items]
Net cash provided by/(used in) operating activities	39,182,532	5,628,219	23,710,900
Cash flows used in investing activities	(3,327,606,050)	(477,980,702)	(591,572,091)
Cash flows provided by financing activities	1,397,381,828	200,721,340	2,206,005,176
Effect of exchange rate changes on cash	15,905,018	2,284,613	118,146,408
Net increase in cash and cash equivalents	(1,875,136,672)	(269,346,530)	1,756,290,393
Cash, cash equivalents and restricted cash at the beginning of year	2,023,415,810	290,645,495	267,125,417
Cash, cash equivalents and restricted cash at the end of year	¥ 148,279,138	$ 21,298,965	¥ 2,023,415,810	¥ 267,125,417